Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 18, 2014
Closing Date:		May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$117,401,159.86	0.4532863	$78,932,152.94	0.3047573	$38,469,006.92
Class A-2 Notes	$406,000,000.00	1.0000000	$406,000,000.00	1.0000000	$-
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$1,183,731,159.86	0.8931596	$1,145,262,152.94	0.8641336	$38,469,006.92

Weighted Avg. Coupon (WAC)	3.37%		3.36%
Weighted Avg. Remaining Maturity (WARM)	56.08		55.12
Pool Receivables Balance	$1,228,130,040.43		$1,190,030,817.92
Remaining Number of Receivables	68,706		67,705

Adjusted Pool Balance	$1,202,025,056.29		$1,164,868,131.62

III. COLLECTIONS

Principal:
Principal Collections	$36,470,803.08
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$317,190.58
Total Principal Collections	$36,787,993.66

Interest:
Interest Collections	$3,505,652.17
Late Fees & Other Charges	$54,463.35
Interest on Repurchase Principal	$-
Total Interest Collections	$3,560,115.52

Collection Account Interest	$867.68
Reserve Account Interest	$77.64
Servicer Advances	$-

Total Collections	$40,349,054.50

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$40,349,054.50
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$40,349,054.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,023,441.70	$-	$1,023,441.70	$1,023,441.70
Collection Account Interest					$867.68
Late Fees & Other Charges					$54,463.35
Total due to Servicer					$1,078,772.73

2. Class A Noteholders Interest:
Class A-1 Notes		$18,197.18		$18,197.18
Class A-2 Notes		$148,866.67		$148,866.67
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$642,276.85		$642,276.85	$642,276.85

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$38,469,006.92

9. Regular Principal Distribution Amount:					$38,469,006.92

		Distributable Amount		Paid Amount
Class A-1 Notes				$38,469,006.92
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,893,228.62		$38,469,006.92
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$38,893,228.62		$38,469,006.92

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,104,984.14
Beginning Period Amount	$26,104,984.14
Current Period Amortization	$942,297.84
Ending Period Required Amount	$25,162,686.30
Ending Period Amount	$25,162,686.30
Next Distribution Date Required Amount	$24,237,562.44

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
			Beginning	Ending	Target
Overcollateralization Amount			$18,293,896.43	$19,605,978.68	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool			1.37%	1.47%	1.50%
Overcollateralization as a % of Current Adjusted Pool			1.52%	1.68%	1.72%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

		Units Percent	Units	Dollars Percent	Dollar Amount
Current		99.03%	67,046	98.84%	$1,176,188,460.23
30 - 60 Days		0.73%	495	0.89%	$10,626,502.87
61 - 90 Days		0.20%	137	0.23%	$2,776,734.84
91 + Days		0.04%	27	0.04%	$439,119.98
			67,705		$1,190,030,817.92
Total
Delinquent Receivables 61 + days past due		0.24%	164	0.27%	$3,215,854.82
Delinquency Ratio 61+ for 1st Preceding Collection Period		0.21%	142	0.24%	$2,891,876.64
Delinquency Ratio 61+ for 2nd Preceding Collection Period		0.15%	108	0.19%	$2,355,912.12
Three-Month Average Delinquency Ratio		0.20%		0.23%

Repossession in Current Period			54		$1,249,940.21
Repossession Inventory			149		$965,647.20

Charge-Offs
Gross Principal of Charge-Off for Current Period					$1,628,419.43
Recoveries					$(317,190.58)
Net Charge-offs for Current Period					$1,311,228.85

Beginning Pool Balance for Current Period					$1,228,130,040.43

Net Loss Ratio					1.28%
Net Loss Ratio for 1st Preceding Collection Period					0.77%
Net Loss Ratio for 2nd Preceding Collection Period					0.32%
Three-Month Average Net Loss Ratio for Current Period					0.79%

Cumulative Net Losses for All Periods					$2,574,966.00
Cumulative Net Losses as a % of Initial Pool Balance					0.19%

Principal Balance of Extensions					$4,530,597.36
Number of Extensions					202

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